UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 12490 Greylin Way

         Orange, VA  22960

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     5406610191

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Orange, VA     November 22, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $253,396 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     7116   139155 SH       SOLE                   139155
AeroVironment                  COM                             439    15590 SH       SOLE                    15590
American Express               COM              025816109      201     4475 SH       SOLE                     4475
Amgen Inc                      COM                             803    14608 SH       SOLE                    14608
Astrazeneca PLC                COM                            1151    25950 SH       SOLE                    25950
AT&T                           COM              001957109      482    16898 SH       SOLE                    16898
Automatic Data Processing      COM              053015103      603    12795 SH       SOLE                    12795
Berkshire Hathaway Cl A 1/100t COM                             214      200 SH       SOLE                      200
Berkshire Hathaway Class B     COM              084670207    61036   859179 SH       SOLE                   859179
BP plc ADR                     COM              055622104      353     9800 SH       SOLE                     9800
Bristol-Myers Squibb           COM              110122108     1310    41750 SH       SOLE                    41750
Central Fund of Canada Cl A                     153501101     8147   393750 SH       SOLE                   393750
Chevron                        COM              166764100      250     2700 SH       SOLE                     2700
cisco Systems                  COM              17275R102     4566   294590 SH       SOLE                   294590
Clorox                         COM              189054109      208     3140 SH       SOLE                     3140
Coca Cola                      COM              191216100    14298   211640 SH       SOLE                   211640
ConocoPhillips                 COM              20825C104     9847   155505 SH       SOLE                   155505
CSX Corporation                COM                            1502    80425 SH       SOLE                    80425
Diageo PLC ADR                 COM                             340     4475 SH       SOLE                     4475
Dodge & Cox Balanced Fd                                        352     5625 SH       SOLE                     5625
Dominion Resources Black Warri COM              25746Q108      968   109400 SH       SOLE                   109400
Duke Energy                    COM              264399106      278    13900 SH       SOLE                    13900
Enterprise Prods Ptn           COM                             245     6100 SH       SOLE                     6100
Exelon Corporation             COM                             676    15875 SH       SOLE                    15875
Exxon Mobil                    COM              30231G102    28650   394462 SH       SOLE                   394462
First Industrial Realty        COM                             180    22500 SH       SOLE                    22500
General Electric               COM              369604103      452    29673 SH       SOLE                    29673
Home Depot                     COM              437076102     6300   191664 SH       SOLE                   191664
Honeywell Intl                 COM              438516106      574    13073 SH       SOLE                    13073
Illinois Tool Works            COM                             490    11775 SH       SOLE                    11775
Int'l Business Machines        COM              459200101     1277     7300 SH       SOLE                     7300
J.P. Morgan Chase              COM              46625H100      256     8500 SH       SOLE                     8500
Johnson & Johnson              COM              478160104    21275   334047 SH       SOLE                   334047
Kraft Foods Cl A               COM                            7508   223592 SH       SOLE                   223592
Lilly Eli & Company            COM              532457108    14567   394035 SH       SOLE                   394035
Lowe's Companies               COM              548661107      848    43835 SH       SOLE                    43835
M&T Bank                       COM                            1242    17775 SH       SOLE                    17775
McDonalds Corp                 COM              580135101      231     2625 SH       SOLE                     2625
Medtronic Inc                  COM                             930    27975 SH       SOLE                    27975
Merck & Co                     COM              589331107    19753   604056 SH       SOLE                   604056
MSCI Japan i Shares                                            211    22300 SH       SOLE                2    2300
Pepsico                        COM              713448108     3369    54432 SH       SOLE                    54432
Philip Morris Int'l            COM                             367     5887 SH       SOLE                     5887
Procter & Gamble               COM              742718109      897    14200 SH       SOLE                    14200
Texas Citizens Bank            COM                             172    16200 SH       SOLE                    16200
Texas Instruments              COM              882508104      205     7684 SH       SOLE                     7684
U S Bancorp                    COM              902973304     8254   350630 SH       SOLE                   350630
USG Corp                       COM              903293405     8017  1191260 SH       SOLE                  1191260
Vanguard 500 Index Fd                                          416     4834 SH       SOLE                     4834
Wal-Mart                       COM              931142103     3384    65205 SH       SOLE                    65205
Wells Fargo & Co               COM              949746101     7646   317011 SH       SOLE                   317011
Zimmer Holdings                COM                             540    10090 SH       SOLE                    10090